Taxation (Tables)	12 Months Ended
Dec. 31, 2012
Taxation [Abstract]
Components of income taxes
Income taxes consist of the following:

	Year ended December 31
(In US$ millions)	2012	2011	2010

Current tax expense:
Bermuda	-	-	-
Foreign	167	328	184
Deferred tax expense:
Bermuda	-	-	-
Foreign	58	24	14
Deferred taxes acquired during the year	-	-	-
Tax related to internal sale of assets in subsidiary, amortized for group purposes	7	(163)	(39)
Total provision	232	189	159
Effective tax rate	16.1%	11.3%	12.1%

Income tax reconciliation
The income taxes for the years ended December 31 differed from the amount computed by applying the statutory income tax rate of 0 % as follows:

	Year ended December 31
(In US$ millions)	2012	2011	2010

Income taxes at statutory rate	-	-	-
Effect of transfers to new tax jurisdictions	7	(163)	(39)
Effect of change on uncertain tax positions relating to prior year	91	24	-
Effect of change in taxable currency	-	-	-
Effect of taxable income in various countries	134	328	198
Total	232	189	159

Net deferred tax assets (liabilities)
Deferred Income Taxes

Deferred income taxes reflect the impact of temporary differences between the amount of assets and liabilities recognized for financial reporting purposes and such amounts recognized for tax purposes. The net deferred tax assets (liabilities) consist of the following:

Deferred Tax Assets:

(In US$ millions)	December 31, 2012	December 31, 2011

Pension	8	11
Provisions	3	15
Property, plant and equipment	-	9
Other	2	8
Gross deferred tax asset	13	43

Deferred Tax Liability:

(In US$ millions)	December 31, 2012	December 31, 2011

Property, plant and equipment	5	-
Gain from sale of fixed assets	23	31
Foreign exchange	54	-
Other	1	13
Gross deferred tax liability	83	44

Net deferred tax	(70)	(1)

Net deferred taxes are classified as follows:

(In US$ millions)	December 31, 2012	December 31, 2011

Short-term deferred tax asset	-	10
Long-term deferred tax asset	13	33
Short-term deferred tax liability	6	10
Long-term deferred tax liability	77	34
Net deferred tax	70	1

Future taxable income justifies the inclusion of tax loss carry-forward in the calculation of net deferred taxes.

Changes to liabilities related to unrecognized tax benefits
The changes to our liabilities related to unrecognized tax benefits, excluding interest and penalties that we recognize as a component of income tax expense, where as follows:

	Year ended December 31
(In US$ millions)	2012	2011	2010
Balance beginning of period	63	-	-
Additions during the period	91	63	-
Balance end of period	154	63	-

Earliest tax years that remain subject to examination by major taxable jurisdictions
The parent company, Seadrill Limited, is headquartered in Bermuda where we have been granted a tax exemption until 2035. Other jurisdictions in which the Company and its subsidiaries operate are taxable based on rig operations. A loss in one jurisdiction may not be offset against taxable income in another jurisdiction. Thus, the Company may pay tax within some jurisdictions even though it may have an overall loss at the consolidated level. The following table summarizes the earliest tax years that remain subject to examination by the major taxable jurisdictions in which the Company operates:

Jurisdiction	Earliest Open Year
Australia	2008
Nigeria	2007
Norway	2007
Thailand	2003